Offsetting of financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Total financial assets	£ 284,041	£ 308,255
Financial liabilities
Financial liabilities	455,891	442,813
Loans and advances to customers	82,666	75,491
Customer accounts	242,303	222,941
Financial Liabilities Subject To Offsetting
Financial liabilities
Gross amounts	409,269	383,674
Amounts offset	(145,551)	(133,963)
Net amounts in the balance sheet	263,718	249,711
Financial instruments	(236,369)	(227,459)
Cash collateral	(21,585)	(14,876)
Net amount	5,764	7,376
Amounts not subject to enforceable netting arrangements	2,932	1,226
Financial liabilities	266,650	250,937
Derivatives
Financial liabilities
Gross amounts	260,721	234,304
Amounts offset	(66,478)	(64,045)
Net amounts in the balance sheet	194,243	170,259
Financial instruments	(172,425)	(155,148)
Cash collateral	(21,461)	(14,337)
Net amount	357	774
Amounts not subject to enforceable netting arrangements	2,839	1,215
Financial liabilities	197,082	171,474
Cash margins pledged	1,663	4,296
Trading liabilities
Financial liabilities
Gross amounts	15,283	10,249
Amounts offset	(252)	(135)
Net amounts in the balance sheet	15,031	10,114
Financial instruments	(15,032)	(10,112)
Cash collateral	0	0
Net amount	(1)	2
Amounts not subject to enforceable netting arrangements	5	5
Financial liabilities	15,036	10,119
Non-trading liabilities
Financial liabilities
Gross amounts	108,006	112,726
Amounts offset	(67,702)	(59,310)
Net amounts in the balance sheet	40,304	53,416
Financial instruments	(40,015)	(52,878)
Cash collateral	(124)	(539)
Net amount	165	(1)
Amounts not subject to enforceable netting arrangements	80	0
Financial liabilities	40,384	53,416
Customer accounts
Financial liabilities
Gross amounts	25,259	26,395
Amounts offset	(11,119)	(10,473)
Net amounts in the balance sheet	14,140	15,922
Financial instruments	(8,897)	(9,321)
Cash collateral	0	0
Net amount	5,243	6,601
Amounts not subject to enforceable netting arrangements	8	6
Financial liabilities	14,148	15,928
Financial Assets Subject To Offsetting
Financial assets
Gross amounts	413,396	405,007
Amounts offset	(145,552)	(133,963)
Net amounts in the balance sheet	267,844	271,044
Financial instruments	(248,803)	(251,904)
Cash collateral	(16,315)	(17,736)
Net amount	2,726	1,404
Amounts not subject to enforceable netting arrangements	7,932	4,268
Total financial assets	275,776	275,312
Derivatives
Financial assets
Gross amounts	260,807	237,360
Amounts offset	(66,478)	(64,045)
Net amounts in the balance sheet	194,329	173,315
Financial instruments	(177,527)	(155,398)
Cash collateral	(16,137)	(17,674)
Net amount	665	243
Amounts not subject to enforceable netting arrangements	3,843	801
Total financial assets	198,172	174,116
Financial liabilities
Cash margins received	2,279	1,508
Held for trading
Financial assets
Gross amounts	13,994	17,454
Amounts offset	(635)	(473)
Net amounts in the balance sheet	13,359	16,981
Financial instruments	(13,360)	(16,981)
Cash collateral	0	0
Net amount	(1)	0
Amounts not subject to enforceable netting arrangements	390	243
Total financial assets	13,749	17,224
Non-trading assets
Financial assets
Gross amounts	117,236	129,243
Amounts offset	(67,320)	(58,972)
Net amounts in the balance sheet	49,916	70,271
Financial instruments	(49,019)	(70,204)
Cash collateral	(178)	(62)
Net amount	719	5
Amounts not subject to enforceable netting arrangements	3,696	3,223
Total financial assets	53,612	73,494
Loans and advances to customers
Financial assets
Gross amounts	21,359	20,950
Amounts offset	(11,119)	(10,473)
Net amounts in the balance sheet	10,240	10,477
Financial instruments	(8,897)	(9,321)
Cash collateral	0	0
Net amount	1,343	1,156
Amounts not subject to enforceable netting arrangements	3	1
Total financial assets	£ 10,243	£ 10,478